RESTRUCTURING AND OTHER EXIT COSTS (Tables)	12 Months Ended
Dec. 31, 2015
RESTRUCTURING AND OTHER EXIT COSTS
Schedule of restructuring and other exit costs

The following tables summarize restructuring and other exit costs (in thousands):

Accrued restructuring and other exit costs at December 31, 2014	$ 195
Restructuring and other exit costs	1,469
Cash paid for restructuring and other exit costs	(1,543)

Accrued restructuring and other exit costs at December 31, 2015	$ 121